Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
October 31, 2025
SMO-NPRT1-1225
1.858552.119
Common Stocks - 98.2%
	Shares	Value ($)
BRAZIL - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Embraer SA ADR	151,000	9,736,480
CANADA - 4.2%
Energy - 0.6%
Energy Equipment & Services - 0.4%
CES Energy Solutions Corp	2,398,214	16,432,096
Oil, Gas & Consumable Fuels - 0.2%
Secure Waste Infrastructure Corp	985,400	12,302,131
TOTAL ENERGY		28,734,227

Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	714,323	26,346,247
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	453,871	19,026,272
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	33,886	11,673,049
Software - 0.3%
Lumine Group Inc Subordinate Voting Shares (a)(b)	552,541	13,197,479
TOTAL INFORMATION TECHNOLOGY		24,870,528

Materials - 0.3%
Metals & Mining - 0.3%
OR Royalties Inc	493,700	15,840,077
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	206,941	33,013,475
Utilities - 1.1%
Gas Utilities - 1.1%
Brookfield Infrastructure Corp (United States)	982,434	44,514,085
TOTAL CANADA		192,344,911
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Lundin Mining Corp	1,640,184	26,382,340
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (a)	60,258	12,148,013
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	190,000	8,950,899
ISRAEL - 0.8%
Information Technology - 0.8%
IT Services - 0.4%
Wix.com Ltd (a)	124,116	18,063,843
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (a)	44,653	15,389,210
Software - 0.1%
Cellebrite DI Ltd (a)	244,400	4,169,464
TOTAL ISRAEL		37,622,517
JAPAN - 0.8%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	255,000	10,540,199
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	896,336	26,818,373
TOTAL JAPAN		37,358,572
NETHERLANDS - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Argenx SE ADR (a)	27,262	22,313,947
Newamsterdam Pharma Co NV (a)(c)	298,200	11,316,690
uniQure NV (a)	260,600	17,640,014

TOTAL NETHERLANDS		51,270,651
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
First BanCorp/Puerto Rico (c)	2,395,428	46,686,892
SWEDEN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	166,465	1,442,074
THAILAND - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Fabrinet (a)	188,161	82,898,092
UNITED KINGDOM - 1.5%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	80,989	16,948,763
Consumer Staples - 0.3%
Food Products - 0.3%
Nomad Foods Ltd	1,405,849	15,886,094
Energy - 0.8%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	827,039	34,198,063
TOTAL UNITED KINGDOM		67,032,920
UNITED STATES - 85.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	399,834	3,638,489
Consumer Discretionary - 10.1%
Automobile Components - 0.8%
Patrick Industries Inc (c)	294,006	30,685,406
Phinia Inc	128,701	6,680,869
		37,366,275
Distributors - 0.2%
GigaCloud Technology Inc Class A (a)	358,900	10,042,022
Diversified Consumer Services - 1.1%
Laureate Education Inc (a)	1,530,536	44,431,460
Stride Inc (a)	54,755	3,725,530
		48,156,990
Hotels, Restaurants & Leisure - 0.6%
Brinker International Inc (a)	91,018	9,890,016
Dutch Bros Inc Class A (a)	104,636	5,811,483
Pursuit Attractions and Hospitality Inc (a)	216,600	7,684,968
Sportradar Holding AG Class A (a)	228,600	5,854,446
		29,240,913
Household Durables - 2.6%
Champion Homes Inc (a)	383,244	26,148,738
Green Brick Partners Inc (a)	606,194	39,245,000
Installed Building Products Inc (c)	102,588	25,465,419
Lovesac Co/The (a)(c)	334,150	4,634,660
SharkNinja Inc (a)(c)	283,773	24,262,592
		119,756,409
Leisure Products - 0.3%
Acushnet Holdings Corp (c)	162,804	12,589,633
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc (c)	950,090	45,499,811
Boot Barn Holdings Inc (a)	209,828	39,793,880
Group 1 Automotive Inc	36,800	14,629,472
Murphy USA Inc	83,065	29,753,883
Warby Parker Inc Class A (a)	319,100	6,251,169
		135,928,215
Textiles, Apparel & Luxury Goods - 1.5%
Crocs Inc (a)	82,564	6,744,653
Kontoor Brands Inc (c)	472,461	38,231,544
Samsonite Group SA (b)(d)	3,336,600	6,977,034
Steven Madden Ltd (c)	481,372	16,323,325
		68,276,556
TOTAL CONSUMER DISCRETIONARY		461,357,013

Consumer Staples - 1.9%
Beverages - 0.6%
Primo Brands Corp Class A	284,753	6,256,023
Vita Coco Co Inc/The (a)	483,119	19,894,841
		26,150,864
Consumer Staples Distribution & Retail - 0.4%
BJ's Wholesale Club Holdings Inc (a)	69,065	6,095,677
Performance Food Group Co (a)	131,403	12,711,926
		18,807,603
Food Products - 0.9%
Darling Ingredients Inc (a)	328,700	10,534,835
Post Holdings Inc (a)	87,027	9,044,716
Simply Good Foods Co/The (a)	1,151,874	22,542,174
		42,121,725
TOTAL CONSUMER STAPLES		87,080,192

Energy - 3.4%
Energy Equipment & Services - 1.7%
Cactus Inc Class A (c)	646,655	28,562,751
Liberty Energy Inc Class A	797,590	14,444,355
Weatherford International PLC	499,801	36,830,336
		79,837,442
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (a)	588,480	18,189,917
Chord Energy Corp	290,411	26,346,086
Core Natural Resources Inc	281,600	22,246,400
Northern Oil & Gas Inc (c)	476,718	10,549,769
		77,332,172
TOTAL ENERGY		157,169,614

Financials - 15.9%
Banks - 6.9%
Axos Financial Inc (a)	261,400	20,383,972
Connectone Bancorp Inc	425,070	10,227,184
CVB Financial Corp	1,124,700	20,660,739
East West Bancorp Inc	170,422	17,314,875
First Bancorp/Southern Pines NC	330,869	16,060,381
First Hawaiian Inc	837,500	20,543,875
First Horizon Corp	535,100	11,429,736
First Interstate BancSystem Inc Class A	607,974	18,999,188
Glacier Bancorp Inc (c)	328,789	13,431,031
Home BancShares Inc/AR	688,300	18,384,493
Metropolitan Bank Holding Corp	167,474	11,098,502
Pathward Financial Inc (c)	530,600	36,112,636
Pinnacle Financial Partners Inc	142,759	12,164,494
SOUTHSTATE BANK CORP	375,889	33,322,560
Synovus Financial Corp	255,354	11,399,003
TriCo Bancshares	620,768	27,456,569
Western Alliance Bancorp	204,757	15,837,954
		314,827,192
Capital Markets - 2.5%
Houlihan Lokey Inc Class A	151,352	27,104,116
Lazard Inc	615,844	30,053,187
Piper Sandler Cos	57,033	18,208,356
Stifel Financial Corp	234,333	27,752,057
WisdomTree Inc (c)	983,700	11,765,052
		114,882,768
Consumer Finance - 2.1%
FirstCash Holdings Inc	435,397	69,010,425
SLM Corp	1,042,622	27,994,400
		97,004,825
Financial Services - 2.3%
Essent Group Ltd	733,160	44,407,501
PennyMac Financial Services Inc	412,340	51,876,495
Rocket Cos Inc Class A	542,013	9,029,937
		105,313,933
Insurance - 2.1%
First American Financial Corp	200,678	12,544,382
Genworth Financial Inc Class A (a)	2,358,380	19,904,727
Primerica Inc	173,541	45,098,100
Selective Insurance Group Inc	233,772	17,612,382
		95,159,591
TOTAL FINANCIALS		727,188,309

Health Care - 15.3%
Biotechnology - 8.3%
Arcellx Inc (a)	178,169	16,079,752
Astria Therapeutics Inc warrants (a)	183,003	1,206,618
Celldex Therapeutics Inc (a)	421,312	11,261,670
Centessa Pharmaceuticals PLC ADR (a)	150,300	3,742,470
Cidara Therapeutics Inc (a)	39,998	4,369,382
Cogent Biosciences Inc (a)	1,312,954	21,401,150
Cytokinetics Inc (a)	402,376	25,587,090
CytomX Therapeutics Inc (a)	2,877,595	10,273,014
Dianthus Therapeutics Inc (a)	402,306	14,072,664
Disc Medicine Inc (a)	219,035	18,885,198
Exact Sciences Corp (a)	247,400	16,004,306
Insmed Inc (a)	81,430	15,439,128
Jade Biosciences Inc (c)	412,500	4,042,500
Jade Biosciences Inc (a)(e)	101,200	991,760
Mineralys Therapeutics Inc (a)	187,568	7,664,028
Nuvalent Inc Class A (a)	237,729	23,611,244
Oruka Therapeutics Inc (a)	410,772	11,571,447
Oruka Therapeutics Inc (a)(e)	81,000	2,281,770
Praxis Precision Medicines Inc (a)	60,900	12,104,484
Rezolute Inc/old (a)	1,649,800	15,376,136
Rhythm Pharmaceuticals Inc (a)	160,000	18,201,600
Soleno Therapeutics Inc (a)	214,761	14,423,349
Spyre Therapeutics Inc (a)(c)	327,147	8,002,016
Stoke Therapeutics Inc (a)	418,600	12,574,744
Upstream Bio Inc (a)	617,100	15,952,035
Vaxcyte Inc (a)	539,998	24,451,109
Vericel Corp (a)	211,280	7,407,477
Viking Therapeutics Inc (a)(c)	348,201	13,259,494
Viridian Therapeutics Inc (a)	660,992	15,619,241
Zenas Biopharma Inc (a)(c)	536,332	16,760,375
		382,617,251
Health Care Equipment & Supplies - 2.0%
Artivion Inc (a)	347,023	15,744,434
Ceribell Inc (a)	437,000	4,981,800
Insulet Corp (a)	38,622	12,089,072
iRhythm Technologies Inc (a)	19,900	3,727,270
Kestra Medical Technologies Ltd	472,400	12,934,312
Masimo Corp (a)	110,748	15,576,706
Penumbra Inc (a)	72,439	16,470,455
TransMedics Group Inc (a)	73,700	9,694,498
		91,218,547
Health Care Providers & Services - 3.0%
BrightSpring Health Services Inc (a)	696,000	23,002,800
Brookdale Senior Living Inc (a)	215,500	1,997,685
Encompass Health Corp	80,487	9,163,445
Ensign Group Inc/The	172,157	31,005,476
GeneDx Holdings Corp Class A (a)	86,500	11,842,715
Guardant Health Inc (a)	167,300	15,562,246
HealthEquity Inc (a)	113,159	10,702,578
Hims & Hers Health Inc Class A (a)(c)	99,200	4,509,632
Privia Health Group Inc (a)	634,434	15,416,746
Surgery Partners Inc (a)	598,986	13,135,763
		136,339,086
Health Care Technology - 0.3%
Waystar Holding Corp (a)	377,276	13,525,345
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc (a)	79,000	14,225,530
Pharmaceuticals - 1.4%
Amylyx Pharmaceuticals Inc (a)	881,400	12,277,902
Crinetics Pharmaceuticals Inc (a)	425,022	18,488,457
Elanco Animal Health Inc (a)	347,800	7,703,770
Enliven Therapeutics Inc (a)	430,126	10,073,551
Enliven Therapeutics Inc (a)(e)	224,300	5,253,106
Prestige Consumer Healthcare Inc (a)	20,289	1,229,513
Structure Therapeutics Inc ADR (a)	289,305	9,639,643
		64,665,942
TOTAL HEALTH CARE		702,591,701

Industrials - 19.5%
Aerospace & Defense - 0.7%
Carpenter Technology Corp	105,155	33,218,465
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	335,700	18,869,697
Building Products - 1.9%
AAON Inc (c)	142,737	14,043,893
AZZ Inc	167,900	16,764,815
Simpson Manufacturing Co Inc	231,438	40,848,807
Tecnoglass Inc	246,422	14,694,144
		86,351,659
Commercial Services & Supplies - 1.2%
Brink's Co/The	381,143	42,367,856
HNI Corp	201,966	8,264,449
Vestis Corp	853,114	4,478,848
		55,111,153
Construction & Engineering - 5.7%
Construction Partners Inc Class A (a)	347,768	39,767,271
Granite Construction Inc	331,851	34,150,786
IES Holdings Inc (a)	231,167	90,589,725
Legence Corp Class A	549,800	22,745,226
Primoris Services Corp	202,900	28,714,408
Sterling Infrastructure Inc (a)	98,255	37,130,565
WillScot Holdings Corp	258,256	5,617,068
		258,715,049
Electrical Equipment - 1.7%
NEXTracker Inc Class A (a)	524,923	53,132,706
Thermon Group Holdings Inc (a)	859,378	24,689,930
		77,822,636
Ground Transportation - 0.2%
ArcBest Corp	109,676	8,151,120
Machinery - 3.7%
Atmus Filtration Technologies Inc	492,507	22,399,218
Blue Bird Corp (a)	223,919	11,186,993
Federal Signal Corp	186,722	22,038,798
Kadant Inc (c)	43,147	11,937,049
REV Group Inc	330,517	16,945,607
SPX Technologies Inc (a)	220,867	49,449,913
Terex Corp	760,264	34,987,349
		168,944,927
Passenger Airlines - 0.8%
SkyWest Inc (a)	382,200	38,403,456
Professional Services - 1.7%
Amentum Holdings Inc (a)	626,299	14,035,361
CRA International Inc	110,776	21,101,720
ExlService Holdings Inc (a)	410,949	16,068,106
First Advantage Corp (a)(c)	799,172	10,093,542
KBR Inc	374,437	16,040,881
		77,339,610
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	44,194	11,361,835
Herc Holdings Inc	157,000	22,301,850
Rush Enterprises Inc Class A	749,143	37,015,156
		70,678,841
TOTAL INDUSTRIALS		893,606,613

Information Technology - 11.0%
Communications Equipment - 0.9%
Ciena Corp (a)	224,818	42,697,434
Electronic Equipment, Instruments & Components - 6.6%
Advanced Energy Industries Inc	351,147	71,188,031
Belden Inc (c)	341,900	41,660,515
ePlus Inc	182,031	13,317,388
Insight Enterprises Inc (a)	241,786	24,178,600
OSI Systems Inc (a)	34,024	9,474,323
Sanmina Corp (a)	518,595	71,073,445
TD SYNNEX Corp	283,485	44,362,568
TTM Technologies Inc (a)	335,300	22,532,160
		297,787,030
Semiconductors & Semiconductor Equipment - 2.2%
Axcelis Technologies Inc (a)(c)	229,100	18,227,196
Diodes Inc (a)	219,445	11,709,585
First Solar Inc (a)	28,400	7,581,096
MACOM Technology Solutions Holdings Inc (a)	238,359	35,308,119
MKS Inc	129,800	18,653,558
Onto Innovation Inc (a)	61,300	8,273,048
Veeco Instruments Inc (a)	29,582	850,482
		100,603,084
Software - 1.3%
Agilysys Inc (a)	127,100	15,945,966
Intapp Inc (a)	343,781	13,194,315
PAR Technology Corp (a)(c)	327,877	11,587,173
Progress Software Corp (a)(c)	150,808	6,430,453
Riot Platforms Inc (a)	277,400	5,486,972
SPS Commerce Inc (a)	107,819	8,867,035
		61,511,914
TOTAL INFORMATION TECHNOLOGY		502,599,462

Materials - 3.6%
Chemicals - 1.1%
Element Solutions Inc	1,042,593	27,858,085
Minerals Technologies Inc	216,643	12,294,490
Perimeter Solutions Inc	364,700	8,574,097
		48,726,672
Construction Materials - 0.8%
Eagle Materials Inc	179,733	38,160,911
Metals & Mining - 1.2%
Commercial Metals Co	685,012	40,662,312
Constellium SE (a)	998,811	15,711,297
		56,373,609
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	171,329	14,924,469
Sylvamo Corp	143,835	5,839,701
		20,764,170
TOTAL MATERIALS		164,025,362

Real Estate - 3.6%
Diversified REITs - 0.9%
Essential Properties Realty Trust Inc	1,360,488	40,651,381
Health Care REITs - 1.4%
American Healthcare REIT Inc	448,000	20,303,360
CareTrust REIT Inc	1,240,552	42,985,127
		63,288,487
Industrial REITs - 0.2%
Terreno Realty Corp	187,385	10,705,305
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	67,318	20,538,049
Retail REITs - 0.3%
Acadia Realty Trust	685,890	13,079,922
Specialized REITs - 0.4%
Outfront Media Inc	935,209	16,543,847
TOTAL REAL ESTATE		164,806,991

Utilities - 1.4%
Gas Utilities - 1.4%
Southwest Gas Holdings Inc	581,240	46,208,580
UGI Corp	609,178	20,364,821
		66,573,401
TOTAL UNITED STATES		3,930,637,147
TOTAL COMMON STOCKS (Cost $3,097,539,829)		4,504,511,508

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	84,877,485	84,894,461
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	73,756,470	73,763,845
TOTAL MONEY MARKET FUNDS (Cost $158,658,305)			158,658,306

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $3,256,198,134)	4,663,169,814
NET OTHER ASSETS (LIABILITIES) - (1.7)% (f)	(76,859,618)
NET ASSETS - 100.0%	4,586,310,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	69	12/19/2025	8,590,155	254,858	254,858

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $20,174,513 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,977,034 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,526,636 or 0.2% of net assets.

(f)	Includes $1,437,853 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $98,369,785.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/2024	3,140,200

Jade Biosciences Inc	10/7/2025	924,968

Oruka Therapeutics Inc	9/17/2025	1,215,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,539,148	339,393,304	330,037,327	869,183	(664)	-	84,894,461	84,877,485	0.2%
Fidelity Securities Lending Cash Central Fund	112,851,025	362,528,303	401,615,483	117,716	-	-	73,763,845	73,756,470	0.3%
Total	188,390,173	701,921,607	731,652,810	986,899	(664)	-	158,658,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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